Intangible assets, net (Details 1)	12 Months Ended
Jun. 30, 2012
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	19 years
Patents Trademark and Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Patents Trademark and Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Copyrights Mini Lamb Video and Franchises Agreement [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Non Competition Agreement [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Preferential Leasing Contracts [Member]
Finite-Lived Intangible Asset, Useful Life	19 years